Personnel expenses - Pensions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Pension expense	kr 6.0	kr 8.0	kr 6.0
Expected weighted average remaining service time for active employees	11 years 8 months 4 days	12 years 9 months 18 days
Expected weighted average duration for the present value	15 years 9 months	19 years 10 days
Average salary for active employees	kr 0.9	kr 0.9
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years